Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of information about unconsolidated structured entities controlled by investment entity

As of December 31, 2018 and 31, 2017, the Company´s participation in the unconsolidated trust is as follows:

As of	12.31.2018	12.31.2017	12.31.2016
Current assets	55,987,087	75,465,680
Current liabilities	73,810	1,486,645

Equity	55,913,277	73,979,035

Loss for the year (1)	(5,667,035)	(28,982,971)	(16,737,111)

(1)	Considering the effect of aplication of IAS 29